Annual Total Returns- Goldman Sachs Small Cap Value Fund (Class A C Inst Serv Inv R R6 Shares) [BarChart] - Class A C Inst Serv Inv R R6 Shares - Goldman Sachs Small Cap Value Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.42%	16.02%	38.28%	6.86%	(5.77%)	24.08%	11.89%	(14.35%)	22.70%	1.65%